UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-07371

        Credit Suisse Japan Equity Fund, Inc.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC
        466 Lexington Avenue, New York, New York 10017
(Address of principal executive offices) (Zip code)

J. Kevin Gao, Esq.
        466 Lexington Avenue, New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:         212-875-3500

Date of fiscal year-end:            October 31st

Date of reporting period:          May 1, 2005 to July 31, 2005

Item 1. Schedule of Investments

Credit Suisse Japan Equity Fund
Schedule of Investments
July 31, 2005 (unaudited)

	Number of
	Shares	Value

COMMON STOCKS (98.7%)
Japan (98.7%)
Auto Components (7.4%)
Denso Corp.	51,600	$1,248,252
NHK Spring Company, Ltd.§	227,000	1,826,853
Nok Corp.§	43,300	1,098,407

		4,173,512

Automobiles (7.5%)
Honda Motor Company, Ltd.	24,700	1,275,460
Toyota Motor Corp.	78,600	2,979,886

		4,255,346

Banks (10.8%)
Mitsubishi Tokyo Financial Group, Inc§	143	1,194,899
Mizuho Financial Group, Inc.	559	2,519,570
Sumitomo Mitsui Financial Group, Inc.	362	2,387,300

		6,101,769

Chemicals (5.1%)
Hitachi Chemical Company, Ltd.	44,100	757,273
JSR Corp.§	35,000	690,211
Shin-Etsu Chemical Company, Ltd.	16,700	633,245
Stella Chemifa Corp.	5,000	113,790
Toray Industries, Inc.	147,000	687,887

		2,882,406

Commercial Services & Supplies (1.3%)
Goodwill Group, Inc§	297	512,287
Toppan Forms Co., Ltd.	20,000	231,556

		743,843

Computers & Peripherals (1.5%)
Elpida Memory, Inc.*§	24,400	828,835

Distribution & Wholesale (2.1%)
Abc Mart, Inc§	15,000	506,530
Telewave, Inc.§	157	716,601

		1,223,131

Diversified Financials (11.4%)
Asset Managers Company, Ltd.§	316	1,636,532
Creed Corp.	48	177,081
Matsui Securities Company, Ltd.§	121,700	1,097,384
ORIX Corp.	10,800	1,599,565
Promise Company, Ltd.	17,350	1,056,081
SFCG Company, Ltd.§	3,950	891,890

		6,458,533

Electrical Equipment (2.4%)
Eneserve Corp.§	5,600	164,540
Nitto Denko Corp.	21,700	1,190,968

		1,355,508

	Number of
	Shares	Value

COMMON STOCKS
Japan
Electronic Equipment & Instruments (7.9%)
Hirose Electric Co., Ltd.	5,400	$561,066
Hoya Corp.	10,900	1,345,030
Keyence Corp.	5,300	1,272,932
Nidec Corp.	7,500	813,067
TDK Corp.	7,400	509,055

		4,501,150

Food & Drug Retailing (1.4%)
Create S D Co., Ltd	4,200	114,817
Matsumotokiyoshi Company, Ltd.	26,400	692,911

		807,728

Food Products (1.1%)
Pigeon Corp.§	44,400	646,534

Healthcare Equipment & Supplies (1.3%)
Terumo Corp.	26,700	748,255

Hotels, Restaurants & Leisure (4.3%)
Plenus Co., Ltd.	13,500	444,911
Round One Corp.§	778	1,985,308

		2,430,219

Household Durables (2.9%)
Matsushita Electric Industrial Company, Ltd.	102,000	1,657,423

Insurance (1.3%)
Millea Holdings, Inc.	55	720,858

Internet & Catalog Retail (0.5%)
Rakuten, Inc.	366	279,581

IT Consulting & Services (0.6%)
Itochu Techno-Science Corp.	10,500	346,479

Leisure Equipment & Products (1.2%)
Sega Sammy Holdings, Inc.	10,900	674,666

Machinery (2.5%)
Daikin Industries, Ltd.	23,200	564,408
Hitachi Construction Machinery Company, Ltd§	21,000	285,736
Kubota Corp.	94,000	547,990

		1,398,134

Media (6.5%)
Cyber Agent, Ltd.	141	609,219
Fuji Television Network, Inc.	290	562,015
Jupiter Telecommunications Co., Ltd.*	1,468	1,224,479
Usen Corp.§	45,440	1,297,235

		3,692,948

Metals & Mining (1.2%)
JFE Holdings, Inc.§	26,000	671,580

Office Electronics (2.4%)
Canon, Inc.	27,500	1,356,485

	Number of
	Shares	Value

COMMON STOCKS
Japan
Oil & Gas (0.4%)
Inpex Corp.	37	$238,981

Pharmaceuticals (2.8%)
Astellas Pharma, Inc.	44,800	1,460,039
Cosmos Pharmaceutical Corp.	3,800	121,928

		1,581,967

Software (0.8%)
Fuji Soft ABC, Inc.	15,700	483,531

Specialty Retail (2.9%)
Shimamura Company, Ltd.§	13,200	1,066,236
USS Company, Ltd.	8,550	573,598

		1,639,834

Textiles & Apparel (1.0%)
Sanei Intl Co., Ltd.	16,000	546,506

Trading Companies & Distributors (3.8%)
Mitsui & Company, Ltd.	222,000	2,142,719

Wireless Telecommunication Services (2.4%)
Hikari Tsushin, Inc.§	8,600	592,095
NTT DoCoMo, Inc.	497	782,480

		1,374,575

TOTAL COMMON STOCKS (Cost $46,061,219)		55,963,036

SHORT-TERM INVESTMENTS (28.5%)
State Street Navigator Prime Fund §§	15,282,984	15,282,984

	Par
	(000)

State Street Bank and Trust Co. Euro Time Deposit, 2.350%, 8/01/05	$873	873,000

TOTAL SHORT-TERM INVESTMENTS (Cost $16,155,984)		16,155,984

TOTAL INVESTMENTS AT VALUE (127.2%) (Cost $62,217,203)		72,119,020
LIABILITIES IN EXCESS OF OTHER ASSETS (-27.2%)		(15,411,133)

NET ASSETS (100.0%)		$56,707,887

*	Non-income producing security.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The Fund’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities.

Federal Income Tax Cost – At July 31, 2005, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $62,217,203, $10,809,431, $(907,614) and $9,901,817, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at http://www.csam.com/us as well as on the website of the Securities and Exchange Commission - http://www.sec.gov.

Item 2. Controls and Procedures.

    (a)  As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

    (b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

  The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

        Credit Suisse Japan Equity Fund, Inc.

/s/ Steven Plump
Name: Steven Plump
Title: Chief Executive Officer
Date:  September 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Steven Plump
Name: Steven Plump
Title: Chief Executive Officer
Date:  September 29, 2005

/s/ Michael A. Pignataro
Name: Michael A. Pignataro
Title: Chief Financial Officer
Date:  September 29, 2005